Performance Management - Weitz Short Duration Bond ETF	Mar. 24, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

Since the Fund had not commenced operations prior to the date of this Prospectus, no calendar year performance information is available. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return as compared to the Bloomberg U.S. Aggregate Bond Index, which is an unmanaged index that is generally representative of the market for investment grade U.S. dollar-denominated, fixed-rate taxable bonds. Performance information for the Fund will be available online at weitzinvestments.com or by calling us toll-free at 1-800-304-9745.

Performance One Year or Less [Text]	Since the Fund had not commenced operations prior to the date of this Prospectus, no calendar year performance information is available.
Performance Availability Website Address [Text]	weitzinvestments.com
Performance Availability Phone [Text]	1-800-304-9745